Litigation and regulatory matters (Details) £ in Millions, $ in Millions, $ in Millions	1 Months Ended														6 Months Ended	12 Months Ended		36 Months Ended
	Nov. 30, 2023 item	Jun. 30, 2023 item	Nov. 30, 2022 item	Jul. 31, 2022 action	May 31, 2022 GBP (£)	Dec. 31, 2021 item	Aug. 31, 2021 action	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 item	Jul. 31, 2019 item	May 31, 2019 AUD ($) item	Oct. 31, 2018 item	Sep. 30, 2018 item	Jul. 31, 2017 item	Jun. 30, 2025 USD ($) lawsuit item action	Dec. 31, 2021 action	Dec. 31, 2018 GBP (£) item	Dec. 31, 2011 USD ($)	Jun. 30, 2025 GBP (£) item case	Dec. 31, 2024 GBP (£)
Litigation and regulatory matters
Financial Assets | £																			£ 730,778	£ 707,985
London Interbank Offered Rate (LIBOR) litigation
Litigation and regulatory matters
Number of class action lawsuits | lawsuit															1
US investigations relating to fixed-income securities
Litigation and regulatory matters
Number of wire fraud						1
Number of securities frauds						1
Period during which entity is suspected of fraudulent trading																	3 months
Number of traders conducted trading and breached the NPA																	2
FDIC | Litigation and regulatory matters
Litigation and regulatory matters
Number of failed US banks														39
Number of banks for which claims have been dropped																			20
Number of remaining claimant banks																			19
Other LIBOR cases
Litigation and regulatory matters
Number of class action lawsuits | action															2
Other IBOR cases
Litigation and regulatory matters
Number of class actions dismissed but appealed | case																			2
Federal Court of Australia FX antitrust litigation
Litigation and regulatory matters
Number of other parties subject to lawsuit or legal investigation											4
Federal Court of Australia FX antitrust litigation | Minimum
Litigation and regulatory matters
Transaction value of investigated trades | $											$ 0.5
UK Competition Appeal Tribunal
Litigation and regulatory matters
Number of applications for opt-out collective proceedings	2								2	2
Tel Aviv District Court FX antitrust litigations
Litigation and regulatory matters
Number of motions to certify FX-related class actions												2	2
Number of pending motions																			1
Swaps antitrust litigation
Litigation and regulatory matters
Number of swap execution facilities															3
Spoofing litigation
Litigation and regulatory matters
Number of class action lawsuits | action				1												3
Madoff
Litigation and regulatory matters
Number of class action lawsuits | action							1								2
Damages claimed | $															$ 300
Offshoring VAT assessments | HMRC
Litigation and regulatory matters
Claimed unpaid VAT after tax assessment | £																	£ 143
Number of branches subject to tax assessment																	2
Payments for tax assessments | £					£ 153			£ 153
Offshoring VAT assessments | Recoverable deposit
Litigation and regulatory matters
Financial Assets | £																			£ 153
1MDB litigation
Litigation and regulatory matters
Funds received and paid out, subject to alleged breach of fiduciary duties and lack of due diligence | $																		$ 1,000
1MDB litigation | Coutts & Co Ltd
Litigation and regulatory matters
Number of other parties subject to lawsuit or legal investigation			6
Review and investigation of treatment of tracker mortgage customers in Ulster Bank Ireland DAC
Litigation and regulatory matters
Number of FSPO adjudications challenged in court		3
Number of outstanding cases																			2